Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 47.4	$ 28.2	$ 89.5	$ 49.5
Investment expenses	(1.4)	(0.9)	(2.5)	(1.8)
Net investment income	46.0	27.3	87.0	47.7
Net realized losses on fixed maturity securities, available-for-sale	(6.1)	(0.4)	(13.5)	(0.4)
Net realized gains on other investments	0.0	0.0	0.0	2.2
Change in net unrealized (losses)/gains on other investments	(0.1)	(0.1)	(0.6)	1.9
Provision for expected credit losses	(0.8)	0.6	(1.9)	(0.8)
Net realized and unrealized investment (losses)/gains	(7.0)	0.1	(16.0)	2.9
Total realized and unrealized investments gains/(losses) and net investment income	$ 39.0	$ 27.4	$ 71.0	$ 50.6